Intangible Assets - Composition and Movements in Net Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	€ 20,518	€ 21,149
Additions	1,818	1,680
Amortization	(3,443)	(3,698)
Disposals	2	(28)
Transfers and others	398	481
Translation differences and hyperinflation adjustments	(1,315)	933
Inclusion of companies	27	1
Ending balance	18,005	20,518
Service concession arrangements and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	11,594	11,881
Additions	493	340
Amortization	(1,234)	(1,230)
Disposals	0	(15)
Transfers and others	852	(2)
Translation differences and hyperinflation adjustments	(920)	620
Inclusion of companies	0	0
Ending balance	10,785	11,594
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,892	2,722
Additions	640	836
Amortization	(1,441)	(1,686)
Disposals	0	(16)
Transfers and others	1,109	866
Translation differences and hyperinflation adjustments	(216)	170
Inclusion of companies	3	0
Ending balance	2,987	2,892
Customer base
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,435	3,932
Additions	0	0
Amortization	(639)	(632)
Disposals	0	0
Transfers and others	1	0
Translation differences and hyperinflation adjustments	(87)	135
Inclusion of companies	21	0
Ending balance	2,731	3,435
Trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	912	978
Additions	0	1
Amortization	(74)	(87)
Disposals	0	0
Transfers and others	0	0
Translation differences and hyperinflation adjustments	(58)	20
Inclusion of companies	0	0
Ending balance	780	912
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	127	147
Additions	18	32
Amortization	(55)	(63)
Disposals	2	1
Transfers and others	(5)	7
Translation differences and hyperinflation adjustments	(4)	2
Inclusion of companies	3	1
Ending balance	86	127
Intangible assets in process
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,558	1,489
Additions	667	471
Amortization	0	0
Disposals	0	2
Transfers and others	(1,559)	(390)
Translation differences and hyperinflation adjustments	(30)	(14)
Inclusion of companies	0	0
Ending balance	€ 636	€ 1,558